Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	NB Bancorp, Inc.
Entity Central Index Key	0001979330
Document Fiscal Year Focus	2025
Amendment Flag	false
Needham Bank 401(k) Plan
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Amendment Flag	false